Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Assets
Cash and cash equivalents	$ 1	$ 11,289
Treasury bills available for sale	17,298	0
Accounts receivable, net of allowance for doubtful accounts of $153 and $150, respectively	7,866	7,642
Federal and state taxes receivable	547	516
Inventory of parts and supplies	895	855
Prepaid tires on equipment	1,746	1,913
Prepaid taxes and licenses	609	612
Prepaid insurance	2,348	823
Prepaid expenses, other	134	71
Total current assets	31,444	23,721
Land	2,773	2,773
Buildings	5,713	5,639
Equipment	86,224	93,511
Property, plant and equipment, at cost	94,710	101,923
Less accumulated depreciation	60,799	62,331
Net property, plant and equipment	33,911	39,592
Goodwill	3,431	3,431
Intangible assets, net	855	1,021
Other assets, net	176	189
Total assets	69,817	67,954
Liabilities and Shareholders' Equity
Accounts payable	3,271	4,948
Bank overdraft	625	0
Accrued payroll and benefits	3,963	4,143
Accrued insurance	1,896	558
Accrued liabilities, other	408	379
Total current liabilities	10,163	10,028
Deferred income taxes	5,940	10,045
Accrued insurance	204	193
Other liabilities	1,104	1,105
Commitments and contingencies (Note 11)
Shareholders' Equity:
Preferred stock, 5,000,000 shares authorized, of which 250,000 shares are disignated Series A Junior Participating Preferred Stock; $0.01 par value; none issued and outstanding	0	0
Common stock, $.10 par value; (25,000,000 shares authorized; 3,328,466 and 3,303,802 shares issued and outstanding, respectively)	333	330
Capital in excess of par value	37,436	36,726
Retained earnings	14,472	9,353
Accumulated other comprehensive income, net	165	174
Total shareholders' equity	52,406	46,583
Total liabilties and shareholders' equity	$ 69,817	$ 67,954